Financial Instruments (Assets Measured at Fair Value on a Recurring or Non-Recurring Basis and Significant Unobservable Inputs Used in Fair Value Measurements) (Detail) - Significant Unobservable Inputs (Level 3) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Impaired Loans
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Valuation Technique	Appraised Value/Discounted Cash Flows/Market Value of Note
Significant Unobservable Inputs		Discounts to reflect current market conditions, ultimate collectability, and estimated costs to sell
Fair Value	$ 803	$ 466
Impaired Loans | Minimum
Fair Value Inputs, Assets, Quantitative Information [Line Items]
General Range of Significant Unobservable Input Values	0.00%
Impaired Loans | Maximum
Fair Value Inputs, Assets, Quantitative Information [Line Items]
General Range of Significant Unobservable Input Values	10.00%
Other Real Estate Owned
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Valuation Technique	Appraised Value/Comparable Sales/Other Estimates from Independent Sources
Significant Unobservable Inputs		Discounts to reflect current market conditions and estimated costs to sell
Fair Value	$ 0	$ 70
Other Real Estate Owned | Minimum
Fair Value Inputs, Assets, Quantitative Information [Line Items]
General Range of Significant Unobservable Input Values	0.00%
Other Real Estate Owned | Maximum
Fair Value Inputs, Assets, Quantitative Information [Line Items]
General Range of Significant Unobservable Input Values	10.00%